CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 15,333	$ 125,199
Restricted cash		5,818	47,253
Accounts receivable (net of allowances of $2,730 and $2,635 as of December 31, 2017 and 2018, respectively)		2,584	6,098
Financing receivable (net of allowances of $7,023 and $9,257 as of December 31, 2017 and 2018, respectively; including $78,485 and $nil from the Plans (i) as of December 31, 2017 and 2018, respectively)	[1]	3,486	125,478
Prepaid expenses and other current assets		49,515	48,226
Inventory		59,197	95,012
Amounts due from related parties		20,829	188
Assets of discontinued operations - current (including assets of discontinued operations - current of the consolidated VIEs of $15,646 and $nil as of December 31, 2017 and 2018, respectively)		0	20,551
Total current assets		156,762	468,005
Long-term financing receivable		0	8
Property and equipment, net		1,555	29,509
Intangible assets, net		1,092	2,260
Goodwill		84,434	101,937
Long-term investments		22,341	34,742
Amounts due from related parties-non-current		133,880	0
Restricted cash – non-current (including restricted cash – non-current of the consolidated VIEs of $345 and $363 as of December 31, 2017 and 2018, respectively)		36,362	26,075
Other non-current assets(including other non-current of the consolidated VIEs of $468 and $747 as of December 31, 2017 and 2018, respectively)		767	958
Assets of discontinued operations – non-current (including assets of discontinued operations – non-current of the consolidated VIEs of $32,116 and $nil as of December 31, 2017 and 2018, respectively)		0	530,670
TOTAL ASSETS		437,193	1,194,164
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Renren Inc. of $18,525 and $6,849 as of December 31, 2017 and 2018, respectively)		8,255	19,095
Short-term debt (including short-term debt of the consolidated VIEs without recourse to Renren Inc. of $12,296 and $29,816 as of December 31, 2017 and 2018, respectively)		49,887	61,479
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Renren Inc. of $15,644 and $19,135 as of December 31, 2017 and 2018, respectively; including accrued expenses and other current liabilities of the Plans without recourse to Renren Inc. of $4 and $nil as of December 31, 2017 and 2018, respectively)		33,055	31,877
Payable to investors (including payable to investors of the consolidated VIEs without recourse to Renren Inc. of $7,153 and $15 as of December 31, 2017 and 2018, respectively; including payable to investors of the Plans without recourse to Renren Inc. of $64,087 and $nil as of December 31, 2017 and 2018, respectively)		15	142,689
Amounts due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Renren Inc. of $7,013 and $28 as of December 31, 2017 and 2018, respectively)		55	7,059
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Renren Inc. of $10,108 and $3,099 as of December 31, 2017 and 2018, respectively)		3,716	11,433
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Renren Inc. of $9,455 and $10,920 as of December 31, 2017 and 2018, respectively)		20,602	11,727
Contingent consideration (Note 5) (including contingent consideration of the consolidated VIEs without recourse to Renren Inc. of $5,944 and $ 11,929 as of December 31, 2017 and 2018, respectively)		11,929	5,944
Liabilities of discontinued operations – current (including liabilities of discontinued operations - current of the consolidated VIEs without recourse to Renren Inc. of $3,786 and $nil as of December 31, 2017 and 2018, respectively)		0	79,244
Total current liabilities		127,514	370,547
Long-term liabilities:
Long-term debt		35,000	47,665
Long-term contingent consideration (Note 5) (including long-term contingent consideration of the consolidated VIEs without recourse to Renren Inc. of $60,850 and $ 88,098 as of December 31, 2017 and 2018, respectively)		93,741	60,850
Liabilities of discontinued operations– non-current		0	6,356
Total non-current liabilities		128,741	114,871
TOTAL LIABILITIES		256,255	485,418
Commitments (Note 23)
Equity:
Additional paid-in capital		709,137	1,303,117
Accumulated deficit		(563,737)	(653,173)
Statutory reserves		6,712	6,712
Accumulated other comprehensive income (loss)		(5,689)	17,116
Total Renren Inc. shareholders' equity		147,465	674,804
Noncontrolling interest		33,473	33,942
Total equity		180,938	708,746
TOTAL LIABILITIES AND EQUITY		437,193	1,194,164
Class A ordinary shares [Member]
Equity:
Ordinary shares		737	727
Class B ordinary shares [Member]
Equity:
Ordinary shares		$ 305	$ 305

[1]	The Company consolidated Shanghai Renren Finance Leasing Asset-Backed Special Plans (the "Plans"), see Note 1.